Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.56
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)		₱ 237
Transactions Designated As Hedges | Long Term Currency Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	₱ 50	124
Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)		327
Weighted average [Member] | Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	243
Weighted average [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	303
Termination date march six two thousand seventeen [Member] | Three hundred notes two thousand seventeen [Member] | Two thousand one and two thousand two [member] | Transactions Not Designated As Hedges [Member] | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 262
Trade Date	2001 and 2002
Underlying Transaction	300 Notes 2017
Termination Date	March 6, 2017
Weighted Average Hedge Cost	3.42%
Weighted Average Foreign Exchange Rate	49.85
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 34
Trade Date	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2017
Weighted Average Foreign Exchange Rate	50.18
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 56
Trade Date	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	50.77
Notional amount		56
Net Mark-to-Market Gains (Losses)		(39)
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 58
Trade Date	Various dates in 2018
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	52.56
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 120
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	52.13
Notional amount		46
Net Mark-to-Market Gains (Losses)		(49)
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	50.64
Notional amount		3
Net Mark-to-Market Gains (Losses)		(2)
Termination date various dates in january two thousand nineteen and february two thousand nineteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 77
Trade Date	Various dates in 2018 and 2019
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in January 2019 to July 2019
Weighted Average Foreign Exchange Rate	52.98
Notional amount	₱ 34
Termination date various dates in january two thousand nineteen and february two thousand nineteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	(22)
Termination date various dates in december fourteen two thousand eighteen [Member] | EUR Assets [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 11
Trade Date	Various dates in 2018
Underlying Transaction	EUR assets
Termination Date	December 14, 2018
Weighted Average Foreign Exchange Rate	62.95
Termination date various dates in december fourteen two thousand eighteen [Member] | EUR Assets [Member] | Various dates in august two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 9
Trade Date	Various dates in August 2018
Underlying Transaction	EUR assets
Termination Date	December 14, 2018
Weighted Average Foreign Exchange Rate	1.17
Termination Date Various Dates In November Two Thousand Eighteen And December Two Thousand And Eighteen | EUR Assets [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 36
Trade Date	Various dates in 2018
Underlying Transaction	EUR assets
Termination Date	Various dates in November 2018 and December 2018
Weighted Average Foreign Exchange Rate	1.161
Termination Date Various Dates In Two Thousand And Seventeen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 91
Trade Date	Various dates in 2016 and 2017
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2017
Weighted Average Foreign Exchange Rate	49.54
Termination Date Various Dates In Two Thousand And Seventeen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 59
Trade Date	Various dates in 2016 and 2017
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2017
Weighted Average Foreign Exchange Rate	49.60
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 54
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	53.58
Notional amount	₱ 54
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Liabilities [Member] | January To March Two Thousand Nineteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 28
Trade Date	January to March 2019
Underlying Transaction	U.S. dollar liabilities
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	52.48
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	₱ (38)
Termination Date March Thirty One Two Thousand Seventeen | Fifty Nine Loan Facility | October Seven Two Thousand Eight | Transactions Not Designated As Hedges [Member] | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 54
Trade Date	October 7, 2008
Underlying Transaction	59 loan facility
Termination Date	March 31, 2017
Weighted Average Hedge Cost	3.88%
Termination Date June Thirty Two Thousand Seventeen | Fifty One Loan Facility | October Seven Two Thousand Eight | Transactions Not Designated As Hedges [Member] | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 47
Trade Date	October 7, 2008
Underlying Transaction	51 loan facility
Termination Date	June 30, 2017
Weighted Average Hedge Cost	3.97%
Net Mark-to-Market Gains (Losses)		(90)
Termination Date June Thirty Two Thousand Seventeen | Fifty One Loan Facility | Weighted average [Member] | October Seven Two Thousand Eight | Transactions Not Designated As Hedges [Member] | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	₱ (60)
Termination Date March Seven Two Thousand Seventeen Member [Member] | One Hundred Fifty Term Loan Member [Member] | January Twenty Three Two Thousand Fifteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30
Trade Date	January 23, 2015
Underlying Transaction	150 term loan
Termination Date	March 7, 2017
Weighted Average Hedge Cost	2.11%
Termination Date January Sixteen Two Thousand Eighteen Member [Member] | Three Hundred Term Loan Member [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fifteen | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 240
Trade Date	Various dates in 2013 and 2015
Underlying Transaction	300 term loan
Termination Date	January 16, 2018
Weighted Average Hedge Cost	2.17%
Notional amount		33
Net Mark-to-Market Gains (Losses)		2
Termination Date January Sixteen Two Thousand Eighteen Member [Member] | Three Hundred Term Loan Member [Member] | October Two Thousand Fifteen To June Two Thousand Sixteen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 140
Trade Date	October 2015 to June 2016
Underlying Transaction	300 term loan
Termination Date	January 16, 2018
Weighted Average Hedge Cost	2.20%
Weighted Average Foreign Exchange Rate	46.67
Notional amount		31
Net Mark-to-Market Gains (Losses)		88
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | August Two Thousands Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100
Trade Date	August 2014
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	3.46%
Notional amount	₱ 96	97
Net Mark-to-Market Gains (Losses)		5
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | January Two Thousand Seventeen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4
Trade Date	January 2017
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	1.01%
Weighted Average Foreign Exchange Rate	49.79
Notional amount	₱ 2	3
Net Mark-to-Market Gains (Losses)		2
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | Weighted average [Member] | August Two Thousands Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	55
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | Weighted average [Member] | January Two Thousand Seventeen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	7
Termination Date September Two Two Thousand Twenty Member [Member] | Fifty Metro Bank Member [Member] | September Two Thousand Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50
Trade Date	September 2014
Underlying Transaction	50 Metrobank
Termination Date	September 2, 2020
Weighted Average Hedge Cost	3.47%
Notional amount	₱ 48	49
Termination Date September Two Two Thousand Twenty Member [Member] | Fifty Metro Bank Member [Member] | Weighted average [Member] | September Two Thousand Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	25
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred Term Loan Member [Member] | April And June Two Thousands Fifteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 150
Trade Date	April and June 2015
Underlying Transaction	200 term loan
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.70%
Notional amount	₱ 79	150
Net Mark-to-Market Gains (Losses)		26
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred Term Loan Member [Member] | Weighted average [Member] | April And June Two Thousands Fifteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	66
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | February Two Thousand Nineteen | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 9
Trade Date	February 2019
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.23%
Weighted Average Foreign Exchange Rate	51.88
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6
Trade Date	April and June 2017
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26, 2019
Weighted Average Hedge Cost	1.63%
Weighted Average Foreign Exchange Rate	49.51
Notional amount	₱ 3	6
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 2
Trade Date	January 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26, 2019
Weighted Average Hedge Cost	1.59%
Weighted Average Foreign Exchange Rate	49.86
Notional amount	₱ 1
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | Weighted average [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	9
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | Weighted average [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	3
Termination Date February Twenty Six Two Thousand And Twenty [Member] | Two Hundred MUFG Bank Ltd [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6
Trade Date	February 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 26, 2020
Weighted Average Hedge Cost	1.82%
Weighted Average Foreign Exchange Rate	51.27
Notional amount	₱ 5
Termination Date February Twenty Six Two Thousand And Twenty [Member] | Two Hundred MUFG Bank Ltd [Member] | Weighted average [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	6
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | November and December Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 11
Trade Date	November and December 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.32%
Weighted Average Foreign Exchange Rate	52.36
Notional amount	₱ 11
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | Weighted average [Member] | November and December Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	17
Termination Date May Thirty Two Thousand Seventeen [Member] | Fifty Bank Of Tokyo [Member] | May Sixteen Two Thousand Thirteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 44
Trade Date	May 16, 2013
Underlying Transaction	50 Bank of Tokyo
Termination Date	May 30, 2017
Weighted Average Hedge Cost	1.77%
Termination Date June Twenty Two Thousand Eighteen [Member] | One Hundred Twenty Term Loan [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 110
Trade Date	Various dates in 2013 and 2014
Underlying Transaction	120 term loan
Termination Date	June 20, 2018
Weighted Average Hedge Cost	2.22%
Notional amount		15
Net Mark-to-Market Gains (Losses)		3
Termination Date March Seven Two Thousand Nineteen [Member] | Hundred Bank Of Tokyo [Member] | Various Dates Two Thousand Fourteen And Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 85
Trade Date	Various dates in 2014 and 2015
Underlying Transaction	100 Bank of Tokyo
Termination Date	March 7, 2019
Weighted Average Hedge Cost	2.23%
Notional amount	₱ 10	29
Net Mark-to-Market Gains (Losses)		8
Termination Date March Seven Two Thousand Nineteen [Member] | Hundred Bank Of Tokyo [Member] | Weighted average [Member] | Various Dates Two Thousand Fourteen And Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	3
Termination Date May Fourteen Two Thousand Nineteen [Member] | Fifty Mizuho [Member] | October Two Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50
Trade Date	October 2, 2014
Underlying Transaction	50 Mizuho
Termination Date	May 14, 2019
Weighted Average Hedge Cost	2.58%
Notional amount	₱ 5	17
Net Mark-to-Market Gains (Losses)		4
Termination Date May Fourteen Two Thousand Nineteen [Member] | Fifty Mizuho [Member] | Weighted average [Member] | October Two Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	2
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 12
Trade Date	Various dates in 2018
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.01%
Weighted Average Foreign Exchange Rate	51.87
Notional amount	₱ 9
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 200
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.10%
Notional amount	₱ 67	111
Net Mark-to-Market Gains (Losses)		51
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Weighted average [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	6
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Weighted average [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	52
Termination Date March Four Two Thousand Twenty [Member] | Two Thousand Fifteen Mizuho US Two Hundred [Member] | January Ten Two Thousand And Nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 1
Trade Date	January 10, 2019
Underlying Transaction	2015 Mizuho US$200M
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.25%
Weighted Average Foreign Exchange Rate	52.16
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30
Trade Date	February 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.03%
Notional amount	₱ 18	24
Net Mark-to-Market Gains (Losses)		23
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | Weighted average [Member] | February Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	24
Termination Date December Seven Two Thousand Twenty One [Member] | Two Thousand Fifteen Mizuho US Hundred [Member] | February Two Thousand Nineteen | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4
Trade Date	February 2019
Underlying Transaction	2015 Mizuho US$100M
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.21%
Weighted Average Foreign Exchange Rate	51.83
Termination Date March Five Two Thousand Eighteen [Member] | Two Hundred Mizuho [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 5, 2018
Weighted Average Hedge Cost	2.21%
Weighted Average Foreign Exchange Rate	46.66
Notional amount		20
Net Mark-to-Market Gains (Losses)		58
Termination Date December Seven Two Thousand Eighteen [Member] | Hundred Mizuho [Member] | Various Dates In Two Thousand Sixteen | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 45
Trade Date	Various dates in 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2018
Weighted Average Hedge Cost	1.93%
Weighted Average Foreign Exchange Rate	46.55
Notional amount		18
Net Mark-to-Market Gains (Losses)		58
Termination Date May Thirty One Two Thousand Eighteen [Member] | Eighty CBC [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 11
Trade Date	Various dates in 2017
Underlying Transaction	80 CBC
Termination Date	May 31, 2018
Weighted Average Hedge Cost	1.28%
Weighted Average Foreign Exchange Rate	49.66
Notional amount		4
Net Mark-to-Market Gains (Losses)		1
Termination Date December Seven Two Thousand Twenty [Member] | Hundred Mizuho [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 16
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2020
Weighted Average Hedge Cost	1.69%
Weighted Average Foreign Exchange Rate	50.82
Notional amount	₱ 16	8
Net Mark-to-Market Gains (Losses)		₱ (2)
Termination Date December Seven Two Thousand Twenty [Member] | Hundred Mizuho [Member] | Weighted average [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses)	28
Termination Date December Seven Two Thousand Twenty [Member] | Two Thousand Fifteen Mizuho US Hundred [Member] | Loan agreement date January 11, 2019 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 2
Trade Date	January 11, 2019
Underlying Transaction	2015 Mizuho US$100M
Termination Date	December 7, 2020
Weighted Average Hedge Cost	2.34%
Weighted Average Foreign Exchange Rate	52.18